Property and Equipment, Net (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 11,001,974	$ 10,033,413
Accumulated depreciation	(6,640,998)	(5,903,852)
Property and equipment, net	4,360,976	4,129,561
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	6,123,356	5,834,784
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	1,978,542	1,358,324
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	609,853	624,992
Construction in progress [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	567,846	464,252
Computer software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	258,802	261,070
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 1,463,575	$ 1,489,991